5. GROUP STRUCTURE (Details 11) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number	Dec. 31, 2018 USD ($) Number
Group Structure
Exploratory well costs, beginning	$ 33	$ 19	$ 12
Increases	24	30	8
Transferred to development	(7)	(11)
Loss of the year		(5)	(1)
Exploratory well costs, ending	$ 50	$ 33	$ 19
Number of wells at the end of the year | Number	12	9	7